Subsequent Events (Details) - CAD ($) $ in Millions		12 Months Ended
	Aug. 08, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Goodwill		$ 2,923	$ 3,473	$ 2,272
BP-Husky Refining LLC
Business Combinations [Abstract]
Agreement to purchase remaining ownership	50.00%	50.00%